Deferred Income Tax Assets and Liabilities (Details) - Schedule of composition of deferred income tax - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Composition Of Deferred Income Tax Abstract
Tax effect on unrealized gain on available-for-sale financial asset	S/ 167	S/ 589	S/ 5,172
Tax effect on unrealized gain (loss) on hedging derivative financial asset	(1,133)	(6,146)	487
Total deferred income tax in OCI	S/ (966)	S/ (5,557)	S/ 5,659